Auditor's Remuneration	12 Months Ended
Jun. 30, 2022
Disclosure Of Auditors Remuneration Text Block Abstract
Auditor's Remuneration
Note 29	Auditor’s Remuneration

Total remuneration paid or payable to auditors during the financial year:

	2022	2021
	A$	A$
Audit and review of the Company’s financial statements
- PKF Perth	159,900	47,450
- PKF Brisbane Audit	95,000	12,500
Taxation services - PKF Perth	13,300	12,551
Other services – PKF Perth	3,500	12,179
Total	271,700	84,680